UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended December 31, 2000



                          PAR Capital Management Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

 One Financial Center, Suite 1600       Boston              MA             02111
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 028-06766
                -----------

---------------------------------- ATTENTION -----------------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
     FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2001.


Frederick S. Downs Jr., Vice President              (617) 526-8990
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                             PAR Capital Management Inc.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager

                                       /s/Frederick S. Downs Jr.
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)
Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


REPORT SUMMARY:



List of Other Included Managers:    None
                                ------------

Number of Other Included Managers:   None
                                  -----------

Form 13F Information Table Entry Total:  61
                                       --------

Form 13F Information Table Value Total: $478,545,711
                                       ----------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1

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ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Airtran Holdings                     Common     00949P108    1450000    200000    X                             200000
Alaska Air Group Inc.                Common     011659109    6693750    225000    X                             225000
Ameristar Casinos Inc                Common     03070Q101    1682025    328200    X                             328200
Amtran Inc.                          Common     03234G106    6884600    474800    X                             474800
Anchor Gaming                        Common     033037102    4277481    109679    X                             109679
Argosy Gaming Corp                   Common     040228108    9785625    510000    X                             510000
Boyd Gaming Corp.                    Common     103304101    1346469    391700    X                             391700
Casino Data Systems                  Common     147583108     843750    120000    X                             120000
Catalina Marketing Corp.             Common     148867104   17521875    450000    X                             450000
Crossman Communities Inc.            Common     22764E109    8379000    399000    X                             399000
Dover Downs Entertainment            Common     260086103    7212581    644700    X                             644700
Edgar Online Inc                     Common     279765101    1488563    934000    X                             934000
Echostar Communications          Class A Common 278762109    7393750    325000    X                             325000
ELITE Information Group Inc Co       Common     28659M106    5491350   1220300    X                            1220300
Employee Solutions Inc.              Common     292166105        210     70000    X                              70000
Expedia Inc.                     Class A Common 302125109    2407838    251800    X                             251800
4 Kids Entertainment Inc             Common     350865101     984019    110100    X                             110100
Fusion Medical Technologies Inc      Common     361128101     391200     97800    X                              97800
Galileo International Inc.           Common     363547100   31000000   1550000    X                            1550000
Gemstar TV Guide Intl Inc            Common     36866W106    4612500    100000    X                             100000
General Motors Corp              Class H Common 370442832    9775000    425000    X                             425000
Global Technovations Inc             Common     37939M109     212813    340500    X                             340500
GTECH Holdings Corporation           Common     400518106   11309375    550000    X                             550000
Harrahs Entertainment Inc            Common     413619107   15825000    600000    X                             600000
Healthcare Recoveries Inc.           Common     42220K101    3820806   1300700    X                            1300700
Hilton Hotels Corp                   Common     432848109    7350000    700000    X                             700000
Hollywood Casino Corp            Class A Common 436132203    5988450    647400    X                             647400
Hollywood Entertainment Corp         Common     436141105    3125663   2941800    X                            2941800
Host Marriott Corp New REIT          Common     44107P104    2587500    200000    X                             200000
Hotel Reservation Network Inc    Class A Common 441451101    3702938    130500    X                             130500
Imagyn Medical Technologies Inc.     Common     45244E100       1958     78333    X                              78333
Knight Trading Group Inc             Common     499063105    4250938    305000    X                             305000
Lodgenet Entertainment Corp.         Common     540211109   19484438   1105500    X                            1105500
Learn2.com Inc                       Common     522002104      13203     32500    X                              32500
Mesaba Holdings Inc                  Common     59066B102   15723225   1251600    X                            1251600
Mid Atlantic Medical Services,  Inc. Common     59523C107   16543438    835000    X                             835000
Morton Industrial Group Inc.         Common     619328107     247500    220000    X                             220000
Navigant International Inc           Common     63935R108     274625     33800    X                              33800
Pacific Health Systems               Common     695112102   18841500   1256100    X                            1256100
Pegasus Communications Corp.     Class A Common 705904100   46350000   1800000    X                            1800000
Pegasus Systems Inc                  Common     705906105     934481    134700    X                             134700
Penn National Gaming Inc.            Common     707569109    5802800    569600    X                             569600
Per-Se Technologies                  Common     713569309    3430372    984500    X                             984500
Phoenix Healthcare Corp              Common     719072100       5490     91500    X                              91500
Physician Computer Network           Common     71940K109        377    251000    X                             251000
Pixar                                Common     725811103    8101500    270050    X                             270050
Priceline.com                        Common     741503106    2189350   1668076    X                            1668076
Puradyn Filter Technologies Inc      Common     746091107     406250    100000    X                             100000
Radio One Inc.                   Class D Common 75040P405    4812500    437500    X                             437500
Recoton Corp                         Common     756268108    2193713    287700    X                             287700
Resortquest International Inc        Common     761183102   10489675   1712600    X                            1712600
Sabre Group Holdings, Inc.           Common     785905100   57326063   1329300    X                            1329300
Spanish Broadcasting System          Common     846425882     127000     25400    X                              25400
Speedway Motorsports Inc             Common     847788106    2517600    104900    X                             104900
Station Casinos Inc.                 Common     857689103   47858256   3203900    X                            3203900
Travelocity.com Inc.                 Common     893953109   11522084    950275    X                             950275
US Oncology Inc                      Common     90338W103    4307019    682300    X                             682300
Univision Communications         Class A Common 914906102    1842188     45000    X                              45000
WABTEC Corp                          Common     929740108    1128000     96000    X                              96000
WebMD                                Common     94769M105     105855     13336    X                              13336
Young Broadcasting Inc           Class A Common 987434107    8170188    244000    X                             244000

